Revenues	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues
Revenues

The following table provides disaggregated information for revenues:

In millions	Year ended December 31,	2018	2017	2016
Rail freight revenues
Petroleum and chemicals		$2,660	$2,208	$2,174
Metals and minerals		1,689	1,523	1,218
Forest products		1,886	1,788	1,797
Coal		661	535	434
Grain and fertilizers		2,357	2,214	2,098
Intermodal		3,465	3,200	2,846
Automotive		830	825	759
Total rail freight revenues		$13,548	$12,293	$11,326
Other revenues		773	748	711
Total revenues (1) (2)		$14,321	$13,041	$12,037

(1)	As at December 31, 2018, the Company had remaining performance obligations of $94 million related to freight in-transit, for which revenue is expected to be recognized in the next period.

(2)	See Note 19 - Segmented information for the disaggregation of revenues by geographic area.